Condensed Consolidated Statements of Cash Flows (unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income	$ 341,482	$ 119,202
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred sales commissions	31,762	29,096
Amortization of non-cash long-term incentive compensation	13,372	11,996
Depreciation and other amortization	45,763	59,968
Unrealized (gains) on long-term incentive compensation-related investments	(10,711)	(15,128)
Unrealized (gains) on consolidated venture capital fund	(20,601)	(13,433)
Unrealized (gains) on other investments	(4,993)	(36,061)
Real estate asset write-off charge	3,764	33,017
Other, net	(4,889)	(248)
Changes in assets and liabilities:
Decrease in segregated cash and securities	716,970	331,548
Decrease (increase) in receivables	85,778	(32,660)
Decrease in investments	111,276	134,197
(Increase) in deferred sales commissions	(11,144)	(64,690)
(Increase) in other assets	(18,319)	(3,583)
(Decrease) in payables	(1,067,994)	(361,005)
(Decrease) increase in accounts payable and accrued expenses	(13,859)	129,750
Increase in accrued compensation and benefits	284,502	209,499
Net cash provided by operating activities	482,159	531,465
Cash flows from investing activities:
Purchases of investments	(7,950)	(96)
Proceeds from sales of investments	43	423
Purchases of furniture, equipment and leasehold improvements	(13,069)	(15,479)
Proceeds from sales of furniture, equipment and leasehold improvements	11	3,221
Net cash used in investing activities	(20,965)	(11,931)
Cash flows from financing activities:
(Repayment) of commercial paper, net	(181,059)	(204,716)
Proceeds from bank loan	20,000	0
Increase (decrease) in overdrafts payable	40,149	(1,318)
Distributions to General Partner and unitholders	(338,112)	(206,694)
Distributions to non-controlling interests in consolidated entities	(4,355)	(9,833)
Capital contributions from General Partner	2,001	2,522
Capital contributions from Holding	2,707	0
Additional investments by Holding from distributions paid to AllianceBernstein consolidated rabbi trust	12,987	6,071
Additional investments by Holding with proceeds from exercise of compensatory options to buy Holding Units	13,859	0
Purchases of Holding Units to fund long-term incentive compensation plan awards, net	(44,903)	(134,937)
Purchases of AllianceBernstein Units	(462)	(3,049)
Debt issuance costs	0	(1,933)
Other	(13)	(24)
Net cash used in financing activities	(477,201)	(553,911)
Effect of exchange rate changes on cash and cash equivalents	(3,982)	6,264
Net (decrease) in cash and cash equivalents	(19,989)	(28,113)
Cash and cash equivalents as of beginning of the period	627,182	638,681
Cash and cash equivalents as of end of the period	$ 607,193	$ 610,568